PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 18.5%
1,252,722  Schwab U.S. TIPS
ETF
$ 33,334,933
6.9
305,220  Vanguard FTSE
Developed Markets
ETF
19,558,498
4.1
135,304  Vanguard FTSE
Emerging Markets ETF
7,313,181
1.5
259,412  Vanguard Long-Term
Treasury ETF
14,359,751
3.0
297,728  Vanguard Total
International Bond ETF
14,305,830
3.0
Total Exchange-Traded
Funds
(Cost $87,903,870)
88,872,193
18.5
MUTUAL FUNDS : 81.3%
Affiliated Investment Companies : 81.3%
2,764,821  Voya High Yield Bond
Fund - Class R6
19,077,263
4.0
1,540,205  Voya Inflation
Protected Bond Plus
Portfolio - Class I
14,200,689
3.0
13,075,083  Voya Intermediate
Bond Fund - Class R6
114,537,727
23.8
1,099,564  Voya Large Cap Value
Fund - Class R6
14,470,262
3.0
717,179  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
9,624,537
2.0
2,952,346  Voya Multi-Manager
International Equity
Fund - Class I
33,981,501
7.1
219,042  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
17,039,279
3.5
4,062,613  Voya Short Duration
Bond Fund - Class R6
37,944,806
7.9
1,925,980  Voya U.S. Stock Index
Portfolio - Class I
38,769,969
8.1
4,517,262  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
42,688,125
8.9
1,870,871  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
48,268,482
10.0
Total Mutual Funds
(Cost $391,327,511)
390,602,640
81.3
Total Long-Term
Investments
(Cost $479,231,381)
479,474,833
99.8
Total Investments in
Securities
(Cost $479,231,381) $ 479,474,833 99.8
Assets in Excess of
Other Liabilities 818,277 0.2
Net Assets $ 480,293,110 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 88,872,193 $ — $ — $ 88,872,193
Mutual Funds 390,602,640 — — 390,602,640
Total Investments, at fair value $ 479,474,833 $ — $ — $ 479,474,833
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 20,043,064 $ 714,242 $ (1,191,417) $ (488,626) $ 19,077,263 $ 274,262 $ 61,220 $ —
Voya Inflation Protected Bond Plus
Portfolio - Class I
10,058,065 5,178,487 (907,626) (128,237) 14,200,689 152,000 (1,087) —
Voya Intermediate Bond Fund -
Class R6
131,086,968 2,565,165 (17,562,961) (1,551,445) 114,537,727 1,467,195 238,016 —
Voya Large Cap Value Fund -
Class R6
— 20,617,267 (4,942,383) (1,204,622) 14,470,262 — (105,382) —
Voya Large Cap Value Portfolio -
Class R6
20,223,615 2,091,791 (22,540,266) 224,860 — 21,543 (1,398,749) 2,068,444
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
11,520,802 846,736 (2,240,435) (502,566) 9,624,537 — 1,187,918 —
Voya Multi-Manager International
Equity Fund - Class I
32,383,942 4,237,498 (2,230,314) (409,625) 33,981,501 — 294,274 —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
20,587,602 2,908,061 (4,106,774) (2,349,610) 17,039,279 — 584,047 —
Voya Short Duration Bond Fund -
Class R6
39,619,151 1,707,779 (3,015,201) (366,923) 37,944,806 438,442 25,653 —
Voya U.S. Stock Index Portfolio -
Class I
28,705,199 14,535,934 (2,525,585) (1,945,579) 38,769,969 — 86,141 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
45,055,887 1,046,767 (3,538,494) 123,965 42,688,125 — 15,756 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
49,731,037 2,584,330 (2,686,230) (1,360,655) 48,268,482 — (463,131) —
$ 409,015,332 $ 59,034,057 $ (67,487,686) $ (9,959,063) $ 390,602,640 $ 2,353,442 $ 524,676 $ 2,068,444
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 7,051,003
Gross Unrealized Depreciation (6,807,551)
Net Unrealized Appreciation $ 243,452